Tangible fixed assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Tangible fixed assets
Balance, at the beginning of the year	$ 1,677,771
Balance, at the end of the year	1,477,458	$ 1,677,771
GasLog Facility
Tangible fixed assets
Notional amount	2,800,000
Cost
Tangible fixed assets
Balance, at the beginning of the year	2,364,508	2,685,184
Additions, net	9,453	3,358
Disposals	(203,884)
Transfer under Vessels held for sale		(324,034)
Write-off of fully amortized drydocking component	(7,173)
Balance, at the end of the year	2,162,904	2,364,508
Accumulated depreciation and impairment loss
Tangible fixed assets
Balance, at the beginning of the year	(686,737)	(796,601)
Depreciation	(59,424)	(68,264)
Disposals	53,542
Impairment loss on vessels		(4,444)
Transfer under Vessels held for sale		182,572
Write-off of fully amortized drydocking component	7,173
Balance, at the end of the year	(685,446)	(686,737)
Vessels
Tangible fixed assets
Balance, at the beginning of the year	1,672,159
Balance, at the end of the year	1,470,141	1,672,159
Vessels | Cost
Tangible fixed assets
Balance, at the beginning of the year	2,358,896	2,681,095
Additions, net	7,748	1,835
Disposals	(203,884)
Transfer under Vessels held for sale		(324,034)
Write-off of fully amortized drydocking component	(7,173)
Balance, at the end of the year	2,155,587	2,358,896
Vessels | Accumulated depreciation and impairment loss
Tangible fixed assets
Balance, at the beginning of the year	(686,737)	(796,601)
Depreciation	(59,424)	(68,264)
Disposals	53,542
Impairment loss on vessels		(4,444)
Transfer under Vessels held for sale		182,572
Write-off of fully amortized drydocking component	7,173
Balance, at the end of the year	(685,446)	(686,737)
Other tangible assets
Tangible fixed assets
Balance, at the beginning of the year	5,612
Balance, at the end of the year	7,317	5,612
Other tangible assets | Cost
Tangible fixed assets
Balance, at the beginning of the year	5,612	4,089
Additions, net	1,705	1,523
Balance, at the end of the year	$ 7,317	$ 5,612